UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08572

                               BISHOP STREET FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-262-9565

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2008

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

Strategic Growth Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2008

                                                                       Market
                                                                        Value
    Shares                                                              (000)
-------------                                                        -----------
                               COMMON STOCK - 99.8%
CONSUMER DISCRETIONARY - 12.1%
       28,200   Apollo Group, Cl A *                                 $     1,672
       48,000   GameStop, Cl A *                                           1,642
       27,400   McDonald's                                                 1,690
       28,100   Nike, Cl B                                                 1,880
       55,500   TJX                                                        1,694
       97,240   Wyndham Worldwide                                          1,528
                                                                     -----------
                                                                          10,106
                                                                     -----------
CONSUMER STAPLES - 5.9%
       53,313   CVS                                                        1,794
       33,900   Molson Coors Brewing, Cl B                                 1,585
       33,300   Philip Morris International                                1,602
                                                                     -----------
                                                                           4,981
                                                                     -----------
ENERGY - 9.7%
       33,400   National Oilwell Varco *                                   1,678
       23,600   Occidental Petroleum                                       1,662
       36,600   Suncor Energy                                              1,542
       14,921   Transocean                                                 1,639
       66,500   Williams                                                   1,573
                                                                     -----------
                                                                           8,094
                                                                     -----------
FINANCIALS - 8.1%
       30,100   ACE                                                        1,629
        4,158   CME Group                                                  1,545
       53,600   Nasdaq Stock Market *                                      1,639
       34,800   State Street                                               1,979
                                                                     -----------
                                                                           6,792
                                                                     -----------
HEALTH CARE - 18.2%
       43,600   Aetna                                                      1,574
       26,300   Baxter International                                       1,726
       21,300   Becton Dickinson                                           1,710
       47,900   Cigna                                                      1,628
       20,900   Express Scripts *                                          1,543
       24,100   Genzyme *                                                  1,949
       35,200   Gilead Sciences *                                          1,604
       91,800   Schering-Plough                                            1,696
       33,200   Thermo Fisher Scientific *                                 1,826
                                                                     -----------
                                                                          15,256
                                                                     -----------
INDUSTRIALS - 18.2%
       23,900   Danaher                                                    1,659
        8,700   First Solar *                                              1,643
       27,800   ITT                                                        1,546
       16,900   Lockheed Martin                                            1,853
       19,600   Precision Castparts                                        1,544
       49,000   Tyco International                                         1,716
       23,800   Union Pacific                                              1,694

September 30, 2008                                     www.bishopstreetfunds.com

Strategic Growth Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                       Market
                                                                        Value
    Shares                                                              (000)
-------------                                                        -----------
INDUSTRIALS (CONTINUED)
       27,400   United Technologies                                  $     1,646
       21,800   W.W. Grainger                                              1,896
                                                                     -----------
                                                                          15,197
                                                                     -----------
INFORMATION TECHNOLOGY - 25.7%
       47,000   Accenture Ltd., Cl A                                       1,786
       83,200   Broadcom, Cl A *                                           1,550
      120,700   Corning                                                    1,888
        3,800   Google, Cl A *                                             1,522
       39,700   Hewlett-Packard                                            1,836
       52,800   MEMC Electronic Materials *                                1,492
       68,300   Microsoft                                                  1,823
       83,500   Oracle *                                                   1,696
       36,100   Qualcomm                                                   1,551
       94,100   Red Hat *                                                  1,418
       85,600   Symantec *                                                 1,676
       76,300   Western Digital *                                          1,627
       68,193   Western Union                                              1,682
                                                                     -----------
                                                                          21,547
                                                                     -----------
MATERIALS - 1.9%
       15,800   Monsanto                                                   1,564
                                                                     -----------
TOTAL COMMON STOCK (Cost $89,653)                                         83,537
                                                                     -----------
TOTAL INVESTMENTS (Cost $89,653) + - (99.8%)                              83,537
                                                                     -----------
                OTHER ASSETS AND LIABILITIES - 0.2%
TOTAL OTHER ASSETS AND LIABILITIES, NET                                      178
                                                                     -----------
NET ASSETS - 100.0%                                                  $    83,715
                                                                     ===========

*    NON-INCOME PRODUCING SECURITY.

CL - CLASS
LTD. - LIMITED

COST FIGURES ARE SHOWN IN THOUSANDS.

+ AT SEPTEMBER 30, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $89,795($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,692 ($ THOUSANDS) AND $(13,950), ($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

BSF-QH-001-0900

September 30, 2008                                     www.bishopstreetfunds.com

Large Cap Core Equity Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2008

                                                                       Market
                                                                        Value
    Shares                                                              (000)
-------------                                                        -----------
                               COMMON STOCK - 97.8%
CONSUMER DISCRETIONARY - 9.1%
        9,800   Bed Bath & Beyond *                                  $       308
       11,610   Best Buy                                                     435
        5,900   Carnival                                                     209
       21,310   Coach *                                                      534
       22,920   Comcast, Cl A                                                450
       21,700   Expedia *                                                    328
        7,100   International Game Technology                                122
       14,900   Johnson Controls                                             452
        6,600   Kohl's *                                                     304
       14,820   Liberty Media - Entertainment, Ser A *                       370
       17,940   Lowe's                                                       425
       31,400   News, Cl A                                                   376
       10,400   Omnicom Group                                                401
       20,600   Staples                                                      463
       36,620   Time Warner                                                  480
        5,300   VF                                                           410
        9,160   Viacom, Cl B *                                               228
                                                                     -----------
                                                                           6,295
                                                                     -----------
CONSUMER STAPLES - 10.7%
       24,490   Archer-Daniels-Midland                                       537
        7,700   Kimberly-Clark                                               499
       13,910   PepsiCo                                                      991
       16,910   Philip Morris International                                  814
       19,150   Procter & Gamble                                           1,335
       19,420   SYSCO                                                        599
       35,850   Tyson Foods, Cl A                                            428
       27,330   Walgreen                                                     846
       22,330   Wal-Mart Stores                                            1,337
                                                                     -----------
                                                                           7,386
                                                                     -----------
ENERGY - 13.4%
       13,500   Cameron International *                                      520
        5,900   Canadian Natural Resources (A)                               404
       16,800   Chesapeake Energy                                            602
       21,660   Chevron                                                    1,787
        5,600   Consol Energy                                                257
        5,700   Devon Energy                                                 520
       39,500   El Paso                                                      504
       18,720   Marathon Oil                                                 746
       18,100   Nabors Industries *                                          451
       11,420   National Oilwell Varco *                                     574
       15,100   Nexen                                                        351
        7,400   Noble Energy                                                 411
       10,600   Peabody Energy                                               477
       11,600   Suncor Energy                                                489

September 30, 2008                                     www.bishopstreetfunds.com

Large Cap Core Equity Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                       Market
                                                                        Value
    Shares                                                              (000)
-------------                                                        -----------
ENERGY (CONTINUED)
       21,600   Weatherford International *                          $       543
       13,700   XTO Energy                                                   637
                                                                     -----------
                                                                           9,273
                                                                     -----------
FINANCIALS - 15.3%
       10,970   ACE                                                          594
       12,270   Allstate                                                     566
       39,190   Bank of America                                            1,372
       11,300   Bank of New York Mellon                                      368
       19,180   BB&T (A)                                                     725
        5,200   Chubb                                                        285
       56,510   Citigroup                                                  1,159
        1,900   CME Group                                                    706
        5,230   Franklin Resources                                           461
        1,850   Goldman Sachs Group                                          237
        8,870   Hartford Financial Services Group                            364
       28,900   Host Hotels & Resorts (A)(B)                                 384
       28,320   JPMorgan Chase                                             1,322
        8,100   Loews                                                        320
        7,760   Morgan Stanley                                               178
        6,100   Prologis (B)                                                 252
        8,900   State Street                                                 506
       12,530   Travelers                                                    566
       11,700   XL Capital, Cl A                                             210
                                                                     -----------
                                                                          10,575
                                                                     -----------
HEALTH CARE - 14.2%
       11,100   Aetna                                                        401
        6,900   Allergan                                                     355
        7,900   Amgen *                                                      468
       12,250   Biogen Idec *                                                616
       16,800   Bristol-Myers Squibb                                         350
        8,200   Celgene *                                                    519
       11,600   Forest Laboratories *                                        328
        6,990   Genzyme *                                                    565
        5,100   Gilead Sciences *                                            233
       25,010   Johnson & Johnson                                          1,733
        8,320   Laboratory Corp of America Holdings *                        578
        7,700   Medtronic                                                    386
       16,000   Merck                                                        505
       19,480   Pfizer                                                       359
       31,660   Schering-Plough                                              585
        7,700   St. Jude Medical *                                           335
       25,570   UnitedHealth Group                                           649
       11,310   Wyeth                                                        418
        7,470   Zimmer Holdings *                                            482
                                                                     -----------
                                                                           9,865
                                                                     -----------
INDUSTRIALS - 11.3%
       11,600   Boeing                                                       665

September 30, 2008                                     www.bishopstreetfunds.com

Large Cap Core Equity Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                       Market
                                                                        Value
    Shares                                                              (000)
-------------                                                        -----------
INDUSTRIALS (CONTINUED)
       10,020   Caterpillar                                          $       597
       16,320   Dover                                                        662
        5,120   General Dynamics                                             377
       17,200   General Electric                                             439
       18,650   Illinois Tool Works                                          829
       21,660   Ingersoll-Rand, Cl A                                         675
        7,430   L-3 Communications Holdings                                  730
       14,340   Norfolk Southern                                             949
       11,735   Parker Hannifin                                              622
        7,700   Precision Castparts                                          607
       11,100   United Technologies                                          667
                                                                     -----------
                                                                           7,819
                                                                     -----------
INFORMATION TECHNOLOGY - 16.9%
        8,800   Accenture Ltd., Cl A                                         334
       11,020   Adobe Systems *                                              435
        8,140   Apple *                                                      925
       16,500   Applied Materials                                            250
        8,200   Autodesk *                                                   275
       13,100   Broadcom, Cl A *                                             244
       54,110   Cisco Systems *                                            1,221
       28,760   Corning                                                      450
       29,050   EMC *                                                        347
        2,290   Google, Cl A *                                               917
       20,500   Hewlett-Packard                                              948
       43,600   Intel                                                        817
        4,390   International Business Machines                              514
        7,230   MEMC Electronic Materials *                                  204
       68,680   Microsoft                                                  1,833
       45,540   Oracle *                                                     925
       15,600   Qualcomm                                                     670
       19,100   Symantec *                                                   374
                                                                     -----------
                                                                          11,683
                                                                     -----------
MATERIALS - 2.9%
        9,690   Alcoa                                                        219
       14,500   Dow Chemical                                                 461
        8,760   Freeport-McMoRan Copper & Gold, Cl B                         498
        3,000   Mosaic                                                       204
       10,590   Teck Cominco Ltd., Cl B (A)                                  308
        4,600   United States Steel                                          357
                                                                     -----------
                                                                           2,047
                                                                     -----------
TELECOMMUNICATION SERVICES - 2.7%
       42,450   AT&T                                                       1,185
        5,700   NII Holdings *                                               216
       15,220   Verizon Communications                                       489
                                                                     -----------
                                                                           1,890
                                                                     -----------
UTILITIES - 1.3%
        6,090   Exelon                                                       381

September 30, 2008                                     www.bishopstreetfunds.com

Large Cap Core Equity Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                       Market
Shares/Face                                                             Value
Amount (000)                                                            (000)
------------                                                         -----------
UTILITIES (CONTINUED)
        2,800   FirstEnergy                                          $       188
        8,600   Questar                                                      352
                                                                     -----------
                                                                             921
                                                                     -----------
TOTAL COMMON STOCK (Cost $79,323)                                         67,754
                                                                     -----------
                          EXCHANGE TRADED FUND - 1.3%
        7,600   SPDR Trust, Ser 1                                            881
                                                                     -----------
TOTAL EXCHANGE TRADED FUND (Cost $1,062)                                     881
                                                                     -----------
                           CASH EQUIVALENTS (D) - 1.5%
       63,639   AIM Liquid Asset Fund, 2.544% (C)                             64
      313,992   Dreyfus Cash Management Fund, Institutional
                Shares, 2.750%                                               314
      127,279   Dreyfus Institutional Cash Advantage Fund,
                3.036% (C)                                                   127
      313,992   Fidelity Institutional Money Market Portfolio,
                Institutional Shares, 2.850%                                 314
      127,279   JPMorgan Prime Money Market Fund, 2.538% (C)                 127
       63,639   Merrill Lynch Select Institutional Fund,
                2.875% (C)                                                    64
                                                                     -----------
TOTAL CASH EQUIVALENTS (Cost $1,010)                                       1,010
                                                                     -----------
                         REPURCHASE AGREEMENT (C) - 1.3%
$         937   Greenwich Capital Management 7.150%, dated
                09/30/08, to be repurchased on 10/01/08,
                repurchase price $936,905 (collateralized by a
                commercial mortgage-backed security, par value
                $6,597,176, 0.01%, 03/25/36, with a total market
                value of $1,030,398)                                         937
                                                                     -----------
TOTAL REPURCHASE AGREEMENT (Cost $937)                                       937
                                                                     -----------
TOTAL INVESTMENTS (Cost $82,332) + - (101.9%)                             70,582
                                                                     -----------
                      OTHER ASSETS AND LIABILITIES - (1.9)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                                   (1,303)
                                                                     -----------
NET ASSETS - 100.0%                                                  $    69,279
                                                                     ===========

*    NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT SEPTEMBER 30, 2008 WAS $1,274
     ($ THOUSANDS).

(B)  REAL ESTATE INVESTMENT TRUST

(C) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF SEPTEMBER 30, 2008, WAS $1,319 ($ THOUSANDS).

(D)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30,
     2008.

CL - CLASS
LTD. - LIMITED
SER - SERIES
SPDR - STANDARD & POOR'S DEPOSITORY RECEIPTS

COST FIGURES ARE SHOWN IN THOUSANDS.

September 30, 2008                                     www.bishopstreetfunds.com

Large Cap Core Equity Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

+ AT SEPTEMBER 30, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $81,484 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,172 ($ THOUSANDS) AND $(15,074) ($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

BSF-QH-001-0900

September 30, 2008                                     www.bishopstreetfunds.com

High Grade Income Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2008

     Face                                                              Market
    Amount                                                              Value
    (000)                                                               (000)
-------------                                                        -----------
                           CORPORATE OBLIGATIONS - 44.8%
AEROSPACE & DEFENSE - 3.1%
                Emerson Electric
$         500   5.250%, 10/15/18                                     $       476
                General Dynamics
        1,000   4.500%, 08/15/10                                           1,015
                Rockwell Automation
        1,200   6.700%, 01/15/28                                           1,229
                United Technologies
        1,200   6.350%, 03/01/11                                           1,270
                                                                     -----------
                                                                           3,990
                                                                     -----------
AUTO FINANCE - 1.2%
                Toyota Motor Credit
        1,500   5.450%, 05/18/11                                           1,574
                                                                     -----------
AUTOMOTIVE - 0.6%
                DaimlerChrysler NA Holding
          700   8.000%, 06/15/10                                             732
                                                                     -----------
BANKS - 3.6%
                American Express Bank
        1,400   5.500%, 04/16/13                                           1,281
                Bank of Oklahoma (B)
          500   5.750%, 05/15/12                                             480
                BHP Billiton Finance
          850   5.250%, 12/15/15                                             802
                JPMorgan Chase
        1,400   5.875%, 06/13/16                                           1,297
                Wells Fargo
          850   4.375%, 01/31/13                                             782
                                                                     -----------
                                                                           4,642
                                                                     -----------
BEVERAGES - 1.1%
                PepsiCo
        1,350   4.650%, 02/15/13                                           1,370
                                                                     -----------
BROADCASTING & CABLE - 1.8%
                Comcast Cable Holdings
        1,200   7.875%, 08/01/13                                           1,247
                Turner Broadcasting System
          975   8.375%, 07/01/13                                           1,006
                                                                     -----------
                                                                           2,253
                                                                     -----------
CHEMICALS - 1.2%
                Monsanto
        1,400   7.375%, 08/15/12                                           1,492
                                                                     -----------


September 30, 2008                                     www.bishopstreetfunds.com

High Grade Income Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

     Face                                                              Market
    Amount                                                              Value
    (000)                                                               (000)
-------------                                                        -----------
COMPUTER HARDWARE - 4.2%
                Cisco Systems
$       1,400   5.500%, 02/22/16                                     $     1,345
                Hewlett-Packard
        1,275   4.500%, 03/01/13                                           1,225
                IBM
        1,400   8.375%, 11/01/19                                           1,622
                Oracle
        1,200   5.250%, 01/15/16                                           1,130
                                                                     -----------
                                                                           5,322
                                                                     -----------
CONSUMER DISCRETIONARY - 0.8%
                Costco Wholesale
        1,000   5.500%, 03/15/17                                             991
                                                                     -----------
FINANCIALS - 4.1%
                Bear Stearns
        1,400   7.250%, 02/01/18                                           1,347
                Boeing Capital
        1,400   6.500%, 02/15/12                                           1,488
                General Electric Capital MTN, Ser A
        1,500   5.450%, 01/15/13                                           1,401
                Jefferies Group
          675   6.250%, 01/15/36                                             419
                John Deere Capital
          550   7.000%, 03/15/12                                             577
                                                                     -----------
                                                                           5,232
                                                                     -----------
FOOD & BEVERAGE - 2.0%
                ConAgra Foods
        1,475   7.875%, 09/15/10                                           1,557
                General Mills
        1,000   6.000%, 02/15/12                                           1,019
                                                                     -----------
                                                                           2,576
                                                                     -----------
FOREIGN GOVERNMENTS - 2.0%
                Province of Ontario Canada (D)
        1,500   2.750%, 02/22/11                                           1,492
                Republic of Italy
        1,000   5.375%, 06/12/17                                           1,054
                                                                     -----------
                                                                           2,546
                                                                     -----------
GENERAL MERCHANDISE - 0.4%
                Kohl's
          500   6.300%, 03/01/11                                             510
                                                                     -----------


September 30, 2008                                     www.bishopstreetfunds.com

High Grade Income Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

     Face                                                              Market
    Amount                                                              Value
    (000)                                                               (000)
-------------                                                        -----------
HEALTH CARE - 1.2%
                Johnson & Johnson
$       1,400   6.950%, 09/01/29                                     $     1,557
                                                                     -----------
HOUSEHOLD PRODUCTS - 1.1%
                Procter & Gamble
        1,200   8.000%, 10/26/29                                           1,477
                                                                     -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADER - 0.4%
                Constellation Energy Group
          500   7.000%, 04/01/12                                             505
                                                                     -----------
INDUSTRIALS - 0.7%
                Burlington Northern Santa Fe
          320   6.125%, 03/15/09                                             320
          650   5.650%, 05/01/17                                             623
                                                                     -----------
                                                                             943
                                                                     -----------
MEDIA - 1.0%
                Walt Disney MTN
        1,200   6.200%, 06/20/14                                           1,245
                                                                     -----------
OIL & GAS - EQUIPMENT/SERVICES - 1.1%
                Baker Hughes
        1,400   6.000%, 02/15/09                                           1,409
                                                                     -----------
OIL & GAS - EXPLORATION/PRODUCTION - 1.7%
                Anadarko Petroleum
        1,250   7.200%, 03/15/29                                           1,159
                Occidental Petroleum
        1,000   6.750%, 01/15/12                                           1,078
                                                                     -----------
                                                                           2,237
                                                                     -----------
OIL & GAS - INTEGRATED - 2.3%
                Atlantic Richfield
        1,385   9.125%, 03/01/11                                           1,549
                ConocoPhillips
        1,400   4.750%, 10/15/12                                           1,377
                                                                     -----------
                                                                           2,926
                                                                     -----------
PHARMACEUTICALS - 3.9%
                Abbott Laboratories
        2,100   5.600%, 05/15/11                                           2,171
                Bristol-Myers Squibb
          625   5.450%, 05/01/18                                             590


September 30, 2008                                     www.bishopstreetfunds.com

High Grade Income Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

     Face                                                              Market
    Amount                                                              Value
    (000)                                                               (000)
-------------                                                        -----------
PHARMACEUTICALS (CONTINUED)
                Genentech
$       1,200   4.750%, 07/15/15                                     $     1,115
                Teva Pharmaceutical Finance LLC
        1,200   5.550%, 02/01/16                                           1,115
                                                                     -----------
                                                                           4,991
                                                                     -----------
RETAIL - FOOD - 1.1%
                McDonald's MTN
        1,400   4.125%, 06/01/13                                           1,362
                                                                     -----------
SEMI-CONDUCTORS - 0.8%
                Duke Energy
        1,000   4.200%, 10/01/08                                           1,000
                                                                     -----------
STEEL & STEEL WORKS - 1.0%
                Nucor
        1,300   4.875%, 10/01/12                                           1,305
                                                                     -----------
TELECOMMUNICATIONS - 1.0%
                AT&T Wireless Services
        1,200   8.125%, 05/01/12                                           1,280
                                                                     -----------
TRANSPORTATION SERVICES - 0.2%
                FedEx
          300   7.250%, 02/15/11                                             311
                                                                     -----------
UTILITIES - 1.2%
                Hydro-Quebec
        1,325   7.500%, 04/01/16                                           1,569
                                                                     -----------
TOTAL CORPORATE OBLIGATIONS (Cost $59,230)                                57,347
                                                                     -----------
                       U.S. TREASURY OBLIGATIONS - 25.2%
                U.S. Treasury Bonds
        2,750   7.500%, 11/15/16(D)                                        3,456
        4,500   7.250%, 05/15/16                                           5,570
        1,500   7.250%, 08/15/22                                           1,950
        1,700   6.375%, 08/15/27                                           2,119
        2,800   6.250%, 08/15/23(D)                                        3,362
          800   6.250%, 05/15/30(D)                                        1,005
        1,000   6.000%, 02/15/26(D)                                        1,187
        1,000   5.250%, 11/15/28                                           1,108
        1,000   5.000%, 05/15/37(D)                                        1,113
          400   4.750%, 02/15/37(D)                                          428
        2,600   4.500%, 02/15/36(D)                                        2,669
        1,400   4.375%, 02/15/38(D)                                        1,418
                U.S. Treasury Notes
          700   4.750%, 08/15/17                                             751
        1,250   4.250%, 11/15/14                                           1,330
        1,400   4.250%, 08/15/15(D)                                        1,480
        1,000   4.250%, 11/15/17                                           1,036

September 30, 2008                                     www.bishopstreetfunds.com

High Grade Income Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

     Face                                                              Market
    Amount                                                              Value
    (000)                                                               (000)
-------------                                                        -----------
                      U.S. TREASURY OBLIGATIONS (CONTINUED)
$       1,000   4.125%, 08/31/12 (D)                                 $     1,054
        1,200   4.000%, 02/15/14 (D)                                       1,261
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,674)                            32,297
                                                                     -----------
                   U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.0%
                FFCB
          350   4.000%, 02/01/13                                             347
                FHLB
        1,000   6.000%, 07/10/13                                           1,023
          725   5.600%, 06/28/11                                             760
          450   5.375%, 06/10/11                                             471
        1,000   4.875%, 12/14/12                                           1,034
        1,000   3.875%, 07/24/09                                           1,005
                FHLB, Ser GH10
          200   6.875%, 08/13/10                                             213
                FHLB, Ser KU10
        1,300   4.750%, 08/13/10                                           1,333
                FHLB, Ser RH10
        1,750   3.875%, 02/12/10                                           1,764
                FHLB, Ser VB15
        1,400   5.000%, 12/21/15                                           1,437
                FHLMC
          875   8.250%, 06/01/16                                           1,058
        1,000   5.875%, 05/23/16                                           1,043
        1,000   5.000%, 01/30/14                                           1,036
        1,400   4.375%, 03/01/10                                           1,421
          800   4.000%, 06/12/13                                             798
                FHLMC MTN
        1,000   5.375%, 01/09/14                                           1,006
          200   5.000%, 06/18/13 (C)                                         199
        1,000   5.000%, 10/27/14                                           1,031
        1,800   4.250%, 05/22/13                                           1,816
                FNMA
        1,000   6.410%, 11/13/12                                           1,092
        1,500   5.750%, 05/11/22                                           1,515
        1,400   5.550%, 02/16/17                                           1,426
          500   5.000%, 03/02/15                                             512
        1,000   4.000%, 04/30/18 (C)                                         988
                FNMA MTN
        2,400   7.250%, 01/15/10                                           2,523
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $26,598)                                                         26,851
                                                                     -----------
               U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS - 4.3%
                FHLMC REMIC, Ser 2844, Cl VB
          188   5.500%, 12/15/19                                             189
                FHLMC REMIC, Ser 3070, Cl DH
          419   5.500%, 11/15/35                                             420

September 30, 2008                                     www.bishopstreetfunds.com

High Grade Income Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                       Market
Face Amount                                                             Value
(000)/Shares                                                            (000)
-------------                                                        -----------
             U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
                FHLMC REMIC, Ser 3196, Cl CB
$         628   5.250%, 08/15/11                                     $       633
                FHLMC REMIC, Ser R010, Cl AB
          988   5.500%, 12/15/19                                             996
                FNMA
          709   3.500%, 08/01/10                                             706
                FNMA REMIC, Ser B1, Cl BE
        1,113   5.450%, 12/25/20                                           1,118
                GNMA, Ser 7, Cl PE
        1,400   5.500%, 11/16/31                                           1,414
                                                                     -----------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $5,419)            5,476
                                                                     -----------
                             MUNICIPAL BONDS - 2.1%
                Honolulu Hawaii City & County, Ser B, GO, FGIC
                Insured, Pre-Refunded @ 101 (A)
        1,000   5.125%, 07/01/09                                           1,030
                Michigan Municipal Bond Authority, RB (B)
          500   9.836%, 11/03/08                                             500
                New Jersey State, Turnpike Authority, Ser B, RB,
                AMBAC Insured, Pre-Refunded @ 100 (A)
        1,250   4.252%, 01/01/15                                           1,198
                                                                     -----------
TOTAL MUNICIPAL BONDS (Cost $2,797)                                        2,728
                                                                     -----------
                      ASSET-BACKED SECURITY (B) (G) - 0.8%
                Citibank Omni Master Trust, Ser 2007, Cl A9
        1,000   4.288%, 11/21/08                                             994
                                                                     -----------
TOTAL ASSET-BACKED SECURITY (Cost $1,000)                                    994
                                                                     -----------
                          CASH EQUIVALENTS (F) - 4.8%
      936,361   AIM Liquid Asset Fund, 2.544% (E)                            936
      253,886   Dreyfus Cash Management Fund, Institutional
                Shares, 2.750%                                               254
    1,872,721   Dreyfus Institutional Cash Advantage Fund,
                3.036% (E)                                                 1,873
      253,886   Fidelity Institutional Money Market Portfolio,
                Institutional Shares, 2.850%                                 254
    1,872,721   JPMorgan Prime Money Market Fund, 2.538% (E)               1,873
      936,361   Merrill Lynch Select Institutional Fund,
                2.857% (E)                                                   936
                                                                     -----------
TOTAL CASH EQUIVALENTS (Cost $6,126)                                       6,126
                                                                     -----------
                        REPURCHASE AGREEMENT (E) - 10.8%
       13,782   Greenwich Capital Management 7.150%, dated
                09/30/08, to be repurchased on 10/01/08,
                repurchase price $13,785,186 (collateralized by
                a commercial mortgage-backed security, par
                value $97,067,824, 0.01%, 03/25/36, with a
                total market value of $15,160,803)                        13,782
                                                                     -----------
TOTAL REPURCHASE AGREEMENT (Cost $13,782)                                 13,782
                                                                     -----------

September 30, 2008                                     www.bishopstreetfunds.com

High Grade Income Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                       Market
                                                                        Value
                                                                        (000)
                                                                     -----------
TOTAL INVESTMENTS (Cost $144,626) + - (113.8%)                       $   145,601
                                                                     -----------
                     OTHER ASSETS AND LIABILITIES - (13.8)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                                  (17,707)
                                                                     -----------
NET ASSETS - 100.0%                                                  $   127,894
                                                                     ===========

(A)  PRE-REFUNDED SECURITY --- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(B) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON SEPTEMBER 30, 2008. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

(C) STEP BOND -- COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS THE RATE IN EFFECT AS OF SEPTEMBER 30, 2008.

(D) THIS SECURITY OR PORTION OF THIS SECURITY IS ON LOAN AT SEPTEMBER 30, 2008. THE TOTAL VALUE OF SECURITIES ON LOAN AT SEPTEMBER 30, 2008, WAS $19,058 ($ THOUSANDS).

(E) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF SEPTEMBER 30, 2008, WAS $19,400 ($ THOUSANDS).

(F)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30,
     2008.

(G) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONS. AT SEPTEMBER 30, 2008, THESE SECURITIES AMOUNTED TO $994 ($ THOUSANDS), REPRESENTING 0.8% OF THE NET ASSETS OF THE FUND.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CL - CLASS
FFCB - FEDERAL FARM CREDIT BANK
FGIC - FINANCIAL GUARANTEE INSURANCE CORPORATION
FHLB - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO - GENERAL OBLIGATION
LLC - LIMITED LIABILITY COMPANY
MTN - MEDIUM TERM NOTE
NA - NORTH AMERICA
RB - REVENUE BOND
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER - SERIES

COST FIGURES ARE SHOWN IN THOUSANDS.

+ AT SEPTEMBER 30, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $144,626 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,457 ($ THOUSANDS) AND $(2,482) ($ THOUSANDS), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

BSF-QH-001-0900

September 30, 2008                                     www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2008

     Face                                                              Market
    Amount                                                              Value
    (000)                                                               (000)
-------------                                                        -----------
                             MUNICIPAL BONDS - 98.5%
ALABAMA - 0.7%
                Alabama State, Federal Highway Finance Authority,
                Ser A, RB, MBIA Insured
$       1,000   5.000%, 03/01/16                                     $     1,028
                                                                     -----------
ARIZONA - 1.5%
                Phoenix Civic Improvement, Senior Lein, Ser A, RB
        2,435   5.000%, 07/01/21                                           2,363
                                                                     -----------
ARKANSAS - 0.2%
                Arkansas Development Finance Authority, Ser C, RB,
                GNMA/FNMA Insured
          400   5.375%, 07/01/38                                             371
                                                                     -----------
CALIFORNIA - 0.9%
                Highland, Redevelopment Agency, Project Area No. 1,
                TA, AMBAC Insured
        1,440   5.650%, 12/01/24                                           1,436
                                                                     -----------
GEORGIA - 0.5%
                Main Street, Natural Gas, Ser B, RB
        1,000   5.000%, 03/15/18                                             851
                                                                     -----------
HAWAII - 83.1%
                Hawaii County, Refunding & Improvement Project,
                Ser A, GO, FGIC Insured
          450   5.600%, 05/01/12                                             485
          430   5.600%, 05/01/13                                             468
                Hawaii County, Ser A, GO, AMBAC Insured
        1,000   5.000%, 07/15/15                                           1,067
                Hawaii County, Ser A, GO, FSA Insured
          125   5.000%, 07/15/21                                             125
        1,500   5.000%, 07/15/23                                           1,474
                Hawaii County, Ser A, GO, MBIA Insured
        1,055   5.250%, 07/15/18                                           1,098
        1,205   5.000%, 07/15/15                                           1,273
        1,000   5.000%, 07/15/24                                             978
                Hawaii State, Airport System, RB, AMT, FGIC
                Insured
        1,000   5.750%, 07/01/15                                           1,004
          280   5.250%, 07/01/21                                             247
                Hawaii State, Airport System, Second Ser, RB, AMT,
                ETM
           50   6.900%, 07/01/12                                              53
                Hawaii State, Airport System, Ser B, RB, AMT, FGIC
                Insured
        1,500   6.625%, 07/01/18                                           1,521
          500   6.000%, 07/01/19                                             491

September 30, 2008                                     www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

     Face                                                              Market
    Amount                                                              Value
    (000)                                                               (000)
-------------                                                        -----------
HAWAII (CONTINUED)
                Hawaii State, Department of Budget & Finance,
                Chaminade University, RB, Radian Insured
$       1,000   4.750%, 01/01/36                                     $       824
                Hawaii State, Department of Budget & Finance,
                Electric Company & Subsidiary Project, RB, AMT,
                MBIA Insured
          170   5.450%, 11/01/23                                             168
                Hawaii State, Department of Budget & Finance,
                Electric Company & Subsidiary Project, Ser A,
                RB, AMT, FGIC Insured
        1,500   4.800%, 01/01/25                                           1,263
                Hawaii State, Department of Budget & Finance,
                Electric Company & Subsidiary Project, Ser B,
                RB, AMT, XLCA Insured
        1,025   5.000%, 12/01/22                                             848
                Hawaii State, Department of Budget & Finance,
                Hawaiian Electric, Ser A, RB, AMT, AMBAC
                Insured
          675   5.100%, 09/01/32                                             589
                Hawaii State, Department of Budget & Finance,
                Hawaiian Electric, Ser A, RB, AMT, FGIC Insured
        1,000   4.650%, 03/01/37                                             768
                Hawaii State, Department of Budget & Finance,
                Hawaiian Electric, Ser A, RB, AMT, MBIA Insured
        3,000   5.650%, 10/01/27                                           2,781
                Hawaii State, Department of Budget & Finance,
                Hawaiian Electric, Ser C, RB, AMT, AMBAC
                Insured
        1,000   6.200%, 11/01/29                                           1,012
                Hawaii State, Department of Budget & Finance, Mid
                Pacific Institute, RB, Radian Insured
        1,000   5.000%, 01/01/26                                             874
        1,000   4.625%, 01/01/31                                             810
                Hawaii State, Department of Hawaiian Home Lands,
                Kapolei Office Facilities, Ser A, COP,
                FSA Insured
        2,000   5.000%, 11/01/31                                           1,883
                Hawaii State, Harbor System, Ser A, RB, AMT, FSA
                Insured
        2,025   5.750%, 07/01/17                                           2,091
          670   5.750%, 07/01/29                                             677
        1,210   5.700%, 07/01/16                                           1,252
        1,000   5.600%, 07/01/15                                           1,036
                Hawaii State, Harbor System, Ser B, RB, AMT, AMBAC
                Insured
          200   5.500%, 07/01/19                                             205
                Hawaii State, Harbor System, Ser B, RB, AMT, FSA
                Insured
        1,000   5.000%, 01/01/13                                           1,045
                Hawaii State, Highway, RB, FSA Insured
        2,000   5.000%, 07/01/12                                           2,125

September 30, 2008                                     www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                            SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

     Face                                                              Market
    Amount                                                              Value
    (000)                                                               (000)
-------------                                                        -----------
HAWAII (CONTINUED)
                Hawaii State, Highway, Ser A, RB, FSA Insured
$         725   5.000%, 07/01/21                                     $       729
        1,565   5.000%, 07/01/22                                           1,559
        1,805   5.000%, 07/01/23                                           1,783
                Hawaii State, Highway, Ser B, RB, FSA Insured
        2,300   5.000%, 07/01/16                                           2,433
                Hawaii State, Housing Finance & Development, Ser A,
                RB, AMT, FNMA Insured
        1,000   5.400%, 07/01/29                                             914
        2,500   5.350%, 07/01/18                                           2,524
                Hawaii State, Housing Finance & Development,
                Single-Family Housing, Ser A, RB, AMT, FNMA
                Insured
          285   5.750%, 07/01/30                                             285
          620   5.400%, 07/01/30                                             562
                Hawaii State, Housing Finance & Development,
                Single-Family Housing, Ser B, RB, FNMA Insured
        1,000   5.450%, 07/01/17                                           1,003
                Hawaii State, Housing Finance & Development,
                University of Hawaii Faculty Housing Project,
                RB, AMBAC Insured
          645   5.650%, 10/01/16                                             646
                Hawaii State, Kapolei Office Building, Ser A, COP,
                AMBAC Insured
        1,475   5.250%, 05/01/13                                           1,492
        1,000   5.000%, 05/01/16                                           1,011
        1,000   5.000%, 05/01/17                                           1,011
          500   5.000%, 05/01/18                                             505
                Hawaii State, No. 1 Capitol District State Office,
                COP, MBIA Insured
        1,000   5.200%, 05/01/14                                           1,021
          175   5.000%, 05/01/11                                             180
                Hawaii State, Ser CL, GO, FGIC-TCRS Insured
        1,000   6.000%, 03/01/11                                           1,070
                Hawaii State, Ser CM, GO, FGIC Insured
        2,000   6.500%, 12/01/13                                           2,279
        1,500   6.000%, 12/01/11                                           1,627
                Hawaii State, Ser CU, GO, MBIA Insured
          550   5.750%, 10/01/12                                             576
                Hawaii State, Ser CU, GO, MBIA Insured,
                Pre-Refunded @ 100 (A)
           25   5.750%, 10/01/10                                              27
                Hawaii State, Ser CV, GO, FGIC Insured
          475   5.375%, 08/01/18                                             491
        1,620   5.375%, 08/01/19                                           1,664
        1,000   5.250%, 08/01/21                                           1,014
                Hawaii State, Ser CX, GO, FSA Insured
        1,000   5.500%, 02/01/16                                           1,046
        1,000   5.500%, 02/01/21                                           1,027

September 30, 2008                                     www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

     Face                                                              Market
    Amount                                                              Value
    (000)                                                               (000)
-------------                                                        -----------
HAWAII (CONTINUED)
                Hawaii State, Ser CZ, GO, FSA Insured
$         225   5.250%, 07/01/16                                     $       236
                Hawaii State, Ser DD, GO, MBIA Insured
        2,500   5.250%, 05/01/15                                           2,668
        1,000   5.000%, 05/01/16                                           1,046
                Hawaii State, Ser DF, GO, AMBAC Insured
        1,250   5.000%, 07/01/21                                           1,260
          90    5.000%, 07/01/22                                              90
                Hawaii State, Ser DG, GO, AMBAC Insured
        1,000   5.000%, 07/01/16                                           1,061
                Hawaii State, Ser DJ, GO, AMBAC Insured
          500   5.000%, 04/01/13                                             531
          300   5.000%, 04/01/15                                             319
                Honolulu City & County, 1st Board Resolution,
                Senior Ser C, RB, MBIA Insured
        2,850   5.000%, 07/01/31                                           2,626
                Honolulu City & County, 2nd Board Resolution,
                Junior Ser A-1, RB, MBIA Insured
          815   5.000%, 07/01/22                                             800
        1,130   5.000%, 07/01/23                                           1,099
                Honolulu City & County, 2nd Board Resoluton, Junior
                Ser B-1, RB, MBIA Insured
          865   5.000%, 07/01/23                                             841
                Honolulu City & County, Board of Water Supply, Ser
                A, RB, FGIC Insured
        1,230   5.000%, 07/01/21                                           1,223
        2,000   5.000%, 07/01/33                                           1,836
                Honolulu City & County, Board of Water Supply, Ser
                A, RB, FGIC Insured, Pre-Refunded @ 100 (A)
        1,700   4.750%, 07/01/14                                           1,806
        2,000   4.750%, 07/01/14                                           2,125
                Honolulu City & County, Board of Water Supply, Ser
                B, RB, AMT, MBIA Insured
        1,000   5.250%, 07/01/20                                             920
        1,000   5.250%, 07/01/21                                             900
          325   5.000%, 07/01/15                                             325
                Honolulu City & County, GO, ETM, FGIC Insured
        1,000   6.000%, 12/01/12                                           1,108
                Honolulu City & County, Junior Ser A-1, RB, MBIA
                Insured
          200   4.500%, 07/01/13                                             209
                Honolulu City & County, Ser A, GO
           55   6.000%, 01/01/10                                              57
        1,000   5.750%, 04/01/12                                           1,082
                Honolulu City & County, Ser A, GO, ETM
           95   6.000%, 01/01/10                                              99
                Honolulu City & County, Ser A, GO, MBIA Insured
          625   5.250%, 03/01/17                                             655
          500   5.250%, 03/01/28                                             501
        1,100   5.000%, 07/01/14                                           1,175
        2,800   5.000%, 07/01/21                                           2,806
        1,730   5.000%, 07/01/26                                           1,673

September 30, 2008                                     www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

     Face                                                              Market
    Amount                                                              Value
    (000)                                                               (000)
-------------                                                        -----------
HAWAII (CONTINUED)
                Honolulu City & County, Ser B, GO, ETM, FGIC
                Insured
$         635   5.500%, 10/01/11                                     $       681
                Honolulu City & County, Ser B, GO, MBIA Insured
        1,500   5.000%, 07/01/16                                           1,578
                Honolulu City & County, Ser B, RB, MBIA Insured
          735   4.250%, 07/01/17                                             738
                Honolulu City & County, Ser C, GO, FGIC Insured
        2,365   5.125%, 07/01/15                                           2,417
        1,020   5.125%, 07/01/17                                           1,041
          600   5.000%, 07/01/19                                             611
                Honolulu City & County, Ser C, GO, FGIC -FSA
                Insured
        1,070   5.000%, 07/01/24                                           1,052
                Honolulu City & County, Ser C, GO, MBIA Insured
          500   5.000%, 07/01/16                                             527
                Honolulu City & County, Ser D, GO, AMT, FGIC Insured
          245   4.850%, 02/01/10                                             250
                Honolulu City & County, Ser D, GO, MBIA Insured
          885   5.000%, 07/01/19                                             905
        1,700   5.000%, 07/01/23                                           1,670
                Honolulu City & County, Ser E, GO, FGIC Insured
        1,500   5.250%, 07/01/20                                           1,539
                Honolulu City & County, Waipahu Towers Project,
                Ser A, RB, AMT, GNMA Insured
          200   6.900%, 06/20/35                                             197
                Honolulu City & County, Waste Water, 2nd Board
                Resolution, Junior Ser, RB, FGIC Insured
        1,000   5.000%, 07/01/23                                             973
                Honolulu Hawaii City & County, Senior Ser A, RB,
                MBIA Insured
          500   5.000%, 07/01/20                                             504
        1,000   5.000%, 07/01/36                                             917
                Honolulu Hawaii City & County, Ser A, GO, MBIA
                Insured
        1,000   5.250%, 03/01/20                                           1,027
        1,500   5.250%, 03/01/24                                           1,514
          290   5.000%, 07/01/25                                             282
                Honolulu Hawaii City & County, Ser A, RB, FSA
                Insured
        1,000   5.000%, 07/01/23                                             967
                Honolulu Hawaii City & County, Ser B, GO, MBIA
                Insured
        2,950   5.000%, 07/01/17                                           3,058
                Kauai County, Ser A, GO, FGIC Insured
        1,610   5.000%, 08/01/21                                           1,595
        1,440   5.000%, 08/01/23                                           1,381
                Kauai County, Ser A, GO, FGIC Insured,
                Pre-Refunded @ 100 (A)
          500   6.250%, 08/01/10                                             533
        1,335   6.250%, 08/01/10                                           1,423
        1,050   6.250%, 08/01/10                                           1,119

September 30, 2008                                     www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

     Face                                                              Market
    Amount                                                              Value
    (000)                                                               (000)
-------------                                                        -----------
HAWAII (CONTINUED)
                Kauai County, Ser A, GO, MBIA Insured
$       1,500   5.000%, 08/01/25                                     $     1,483
                Maui County, GO, MBIA Insured
          100   5.000%, 03/01/17                                             104
        1,100   5.000%, 03/01/24                                           1,070
                Maui County, Ser A, GO
          260   5.375%, 03/01/12                                             273
                Maui County, Ser A, GO, FSA Insured
        1,000   3.500%, 07/01/16                                             966
                Maui County, Ser A, GO, MBIA Insured
        1,000   4.750%, 07/01/25                                             923
                Maui County, Ser A, GO, Pre-Refunded @ 100 (A)
          225   5.375%, 03/01/11                                             239
                Maui County, Ser B, GO, MBIA Insured
          500   5.000%, 07/01/16                                             534
          500   5.000%, 09/01/17                                             518
                University of Hawaii, Ser A, RB, FGIC Insured,
                Pre-Refunded @ 100 (A)
        1,605   5.500%, 07/15/12                                           1,735
          500   5.125%, 07/15/12                                             534
                University of Hawaii, Ser A, RB, MBIA Insured
          150   5.000%, 07/15/19                                             153
          975   5.000%, 07/15/21                                             974
          150   5.000%, 07/15/22                                             148
        1,400   5.000%, 10/01/23                                           1,375
          550   5.000%, 07/15/24                                             538
          500   3.500%, 07/15/28                                             356
                University of Hawaii, Ser B, RB, FSA Insured
          320   5.250%, 10/01/16                                             331
          775   5.250%, 10/01/17                                             798
                                                                     -----------
                                                                         131,642
                                                                     -----------
ILLINOIS - 1.5%
                Chicago O'Hare International Airport, General
                Airport, Ser E, RB, CIFG Insured
        1,550   5.250%, 01/01/22                                           1,445
                Illinois State, Finance Authority, Hospital
                Sisters Services, Ser A, RB
        1,000   5.000%, 03/15/27                                             878
                                                                     -----------
                                                                           2,323
                                                                     -----------
INDIANA - 1.9%
                Indiana Finance Authority, Highway Revenue, Ser A,
                RB, FGIC Insured
        1,200   4.500%, 06/01/27                                           1,044
                Indiana State, Health & Educational Facilities
                Financing Authority, Clarian Health Obligation,
                Ser A, RB
        1,500   5.000%, 02/15/39                                           1,176

September 30, 2008                                     www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

     Face                                                              Market
    Amount                                                              Value
    (000)                                                               (000)
------------                                                         -----------
INDIANA (CONTINUED)
                Wayne Township School Building, RB, FGIC Insured
$       1,000   3.500%, 07/15/24                                     $       772
                                                                     -----------
                                                                           2,992
                                                                     -----------
MASSACHUSETTS - 0.3%
                Massachusetts State, Water Resources Authority,
                Ser J, RB
          565   5.000%, 08/01/42                                             527
                                                                     -----------
NEVADA - 0.6%
                Las Vegas New Convention & Visitors Authority, RB,
                AMBAC Insured
        1,055   5.000%, 07/01/28                                             977
                                                                     -----------
NEW MEXICO - 0.3%
                New Mexico Finance Authority, Sub Lien, Ser B, RB,
                AMBAC Insured
          500   5.000%, 06/15/13                                             530
                                                                     -----------
OKLAHOMA - 2.2%
                Durant Community Facilities Authority, GO, XLCA
                Insured
        1,730   5.750%, 11/01/24                                           1,758
                Tulsa Industrial Authority, University of Tulsa,
                RB
        2,000   5.000%, 10/01/37                                           1,715
                                                                     -----------
                                                                           3,473
                                                                     -----------
PUERTO RICO - 1.4%
                Commonwealth of Puerto Rico, GO, MBIA Insured
        1,500   6.000%, 07/01/15                                           1,596
                Commonwealth of Puerto Rico, Public Improvement,
                GO, FSA Insured, Pre-Refunded @ 100 (A)
           55   5.000%, 07/01/11                                              58
                Puerto Rico, Electric Power Authority, Ser HH, RB,
                FSA
                Insured, Pre-Refunded @ 101 (A)
          500   5.250%, 07/01/10                                             527
                                                                     -----------
                                                                           2,181
                                                                     -----------
SOUTH CAROLINA - 1.2%
                Edisto Beach, GO
          735   5.000%, 04/01/37                                             678
                Sumter South Carolina, Waterworks & Sewer
                Improvement Systems, RB, XLCA Insured
          500   5.000%, 12/01/21                                             474
          840   5.000%, 12/01/24                                             761
                                                                     -----------
                                                                           1,913
                                                                     -----------
TEXAS - 2.2%
                Alamo Community College District, GO, MBIA FGIC
                Insured
        1,000   4.500%, 08/15/26                                             876

September 30, 2008                                     www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                       Market
 Face Amount                                                            Value
(000)/Shares                                                            (000)
------------                                                         -----------
TEXAS (CONTINUED)
                North Texas Tollway Authority, RB, Assured Guaranty
                Insured (B)
$       5,000   5.228%, 01/01/30                                     $     1,271
                University of Texas, Permanent University Fund,
                Ser B, RB
        1,600   4.500%, 07/01/33                                           1,364
                                                                     -----------
                                                                           3,511
                                                                     -----------
TOTAL MUNICIPAL BONDS (Cost $163,620)                                    156,118
                                                                     -----------
                           CASH EQUIVALENTS (C) - 0.4%
      322,890   Dreyfus Cash Management Fund, Institutional
                   Shares, 2.750%                                            323
      322,890   Fidelity Institutional Tax-Exempt Portfolio,
                   Institutional Shares, 2.850%                              323
                                                                     -----------
TOTAL CASH EQUIVALENTS (Cost $646)                                           646
                                                                     -----------
TOTAL INVESTMENTS (Cost $164,266) + - (98.9%)                            156,764
                                                                     -----------
                       OTHER ASSETS AND LIABILITIES - 1.1%
TOTAL OTHER ASSETS AND LIABILITIES, NET                                    1,703
                                                                     -----------
NET ASSETS - 100.0%                                                  $   158,467
                                                                     ===========

(A)  PRE-REFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(B) ZERO COUPON SECURITY - THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(C)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2008.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT - ALTERNATIVE MINIMUM TAX
CIFG - CIFG ASSURANCE NORTH AMERICA, INC.
COP - CERTIFICATE OF PARTICIPATION
ETM - ESCROWED TO MATURITY
FGIC - FINANCIAL GUARANTEE INSURANCE CORPORATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA - FINANCIAL SECURITY ASSURANCE
GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO - GENERAL OBLIGATION
MBIA - MUNICIPAL BOND INVESTORS ASSURANCE
RB - REVENUE BOND
SER - SERIES
TA - TAX ALLOCATION
TCRS - TREASURY CUSTODIAN RECEIPTS
XLCA - XL CAPITAL

COST FIGURES ARE SHOWN IN THOUSANDS.

+ AT SEPTEMBER 30, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $164,266 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,315 ($ THOUSANDS) AND $(8,817) ($ THOUSANDS), RESPECTIVELY.

September 30, 2008                                     www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

BSF-QH-001-0900

September 30, 2008                                     www.bishopstreetfunds.com

Money Market Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2008

     Face                                                              Market
    Amount                                                              Value
    (000)                                                               (000)
------------                                                         -----------
                           COMMERCIAL PAPER (A) - 51.6%
BANKS - 37.4%
                ANZ National Ltd.
$      12,000   2.995%, 10/22/08 (B)                                 $    11,979
                Bank of Scotland PLC
        3,500   2.662%, 10/06/08                                           3,499
        3,500   2.815%, 11/04/08                                           3,491
        2,500   2.926%, 11/10/08                                           2,492
                Danske
        4,000   2.716%, 10/07/08 (B)                                       3,998
        5,000   2.666%, 12/03/08 (B)                                       4,977
                Dexia Delaware
        3,000   2.800%, 10/09/08                                           2,998
        5,500   2.811%, 10/14/08                                           5,494
        2,000   2.487%, 10/15/08                                           1,998
                JPMorgan Chase
        5,000   2.638%, 11/18/08                                           4,982
                Societe Generale North America
        5,800   2.800%, 11/06/08                                           5,784
                Svenska Handelsbanken
        8,000   2.719%, 11/12/08                                           7,975
                UBS Finance Delaware
       10,000   3.077%, 10/21/08                                           9,983
                Westpac Banking
       10,000   2.718%, 11/05/08 (B)                                       9,974
                                                                     -----------
                                                                          79,624
                                                                     -----------
FINANCIALS - 14.2%
                Abbey National North America
        6,000   2.718%, 11/04/08                                           5,985
        3,400   2.804%, 11/12/08                                           3,389
                CBA Delaware Finance
        3,600   2.405%, 10/07/08                                           3,598
        4,000   2.611%, 11/05/08                                           3,990
        1,800   2.715%, 11/25/08                                           1,793
                ING US Funding
        3,500   2.568%, 10/07/08                                           3,498
                International Lease Finance
        3,000   3.066%, 11/03/08                                           2,992
        5,000   3.287%, 12/29/08                                           4,960
                                                                     -----------
                                                                          30,205
                                                                     -----------
TOTAL COMMERCIAL PAPER (Cost $109,829)                                   109,829
                                                                     -----------

September 30, 2008                                     www.bishopstreetfunds.com

Money Market Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

     Face                                                              Market
    Amount                                                              Value
    (000)                                                               (000)
------------                                                         -----------
                  U.S. GOVERNMENT AGENCY OBLIGATIONS (C) - 32.1%
                FHLB
$       5,000   2.055%, 10/28/08                                     $     4,992
        5,000   0.500%, 10/03/08                                           5,000
        5,000   0.350%, 10/06/08                                           5,000
                FHLMC
        5,300   2.598%, 12/08/08                                           5,274
       17,800   2.450%, 11/17/08                                          17,744
        7,000   2.447%, 11/18/08                                           6,977
        4,000   2.433%, 10/27/08                                           3,993
                FNMA
        5,000   2.656%, 11/28/08                                           4,979
        1,000   2.632%, 12/08/08                                             995
        4,555   2.497%, 11/12/08                                           4,542
        3,700   2.215%, 11/04/08                                           3,692
        5,000   0.000%, 12/22/08                                           4,971
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $68,159)                                                         68,159
                                                                     -----------
                    CERTIFICATES OF DEPOSIT/BANK NOTES - 2.8%
                Barclays
        2,500   3.070%, 01/12/09                                           2,500
                Toronto Dominion
        3,500   2.600%, 10/27/08                                           3,500
                                                                     -----------
TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES (Cost $6,000)                     6,000
                                                                     -----------
                          REPURCHASE AGREEMENTS - 15.9%
       25,600   Barclays Bank 0.200%, dated 09/30/08, to be
                repurchased on 10/01/08, repurchase price
                $25,600,142 (collateralized by a U.S. Treasury
                backed obligation, par value $23,158,900,
                5.375%, 02/15/31, with a total market value of
                $27,132,012)                                              25,600
        8,100   Barclays Bank 2.000%, dated 09/30/08, to be
                repurchased on 10/01/08, repurchase price
                $8,100,450 (collateralized by a U.S.
                mortgage-backed obligation, par value
                $9,066,058, 5.500%, 07/01/37, with a total
                market value of $8,262,001)                                8,100
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS (Cost $33,700)                                33,700
                                                                     -----------
TOTAL INVESTMENTS (Cost $217,688) + - (102.4%)                           217,688
                                                                     -----------
                      OTHER ASSETS AND LIABILITIES - (2.4)%
TOTAL OTHER ASSETS AND LIABILITIES, NET                                   (5,010)
                                                                     -----------
NET ASSETS - 100.0%                                                  $   212,678
                                                                     ===========

September 30, 2008                                     www.bishopstreetfunds.com

Money Market Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

(A) THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONS. AT SEPTEMBER 30, 2008, THE VALUE OF THESE SECURITIES AMOUNTED TO $30,928 ($ THOUSANDS), REPRESENTING 14.5% OF THE NET ASSETS OF THE FUND.

(C) ZERO COUPON SECURITY -- THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

FHLB - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION
LTD. - LIMITED
PLC - PUBLIC LIMITED COMPANY

COST FIGURES ARE SHOWN IN THOUSANDS.

+    FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
     COST.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

BSF-QH-001-0900

September 30, 2008                                     www.bishopstreetfunds.com

Treasury Money Market Fund (unaudited)
                             SCHEDULE OF INVESTMENTS
                            AS OF SEPTEMBER 30, 2008

     Face                                                              Market
    Amount                                                              Value
    (000)                                                               (000)
-------------                                                        -----------
                     U.S. TREASURY OBLIGATIONS (A) - 29.8%
                U.S. Treasury Bills
$      25,000   1.669%, 11/20/08                                     $    24,942
        5,000   2.240%, 12/11/08                                           4,978
        5,000   1.846%, 12/26/08                                           4,978
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,898)                            34,898
                                                                     -----------
                         REPURCHASE AGREEMENTS - 70.2%
       42,200   Barclays Bank 0.200%, dated 09/30/08, to be
                repurchased on 10/01/08, repurchase price
                $42,200,234 (collateralized by a U.S. Treasury
                backed obligation, par value $36,740,800,
                5.375%, 02/15/31, with a total market value of
                $43,044,006)                                              42,200
       40,000   Bank of America 0.050%, dated 09/30/08, to be
                repurchased on 10/01/08, repurchase price
                $40,000,056 (collateralized by a U.S. Treasury
                backed obligation, par value $39,402,500,
                4.000%, 08/15/18, with a total market value of
                $40,800,067)                                              40,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS (Cost $82,200)                                82,200
                                                                     -----------
TOTAL INVESTMENTS (Cost $117,098) + - (100.0%)                           117,098
                                                                     -----------
                      OTHER ASSETS AND LIABILITIES - 0.0%
TOTAL OTHER ASSETS AND LIABILITIES, NET                                      (42)
                                                                     -----------
NET ASSETS - 100.0%                                                  $   117,056
                                                                     ===========

(A) THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

COST FIGURES ARE SHOWN IN THOUSANDS.

+    FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
     COST.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

BSF-QH-001-0900

September 30, 2008                                     www.bishopstreetfunds.com

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), is effective for the Fund's financial statements issued after November 15, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the fund to measure fair value in accordance with FAS 157 during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments in accordance with FAS 157 carried at value ($ Thousands):

Investments in Securities    Level 1    Level 2   Level 3     Total
--------------------------   -------   --------   -------   --------
Strategic Growth Fund        $83,537   $     --     $--     $ 83,537
Large Cap Core Equity Fund    70,582         --      --       70,582
High Grade Income Fund        19,908    125,693      --      145,601
Hawaii Municipal Bond Fund       646    156,118      --      156,764
Money Market Fund             33,700    183,988      --      217,688
Treasury Money Market Fund    82,200     34,898      --      117,098

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         Bishop Street Funds


By (Signature and Title)*            /s/ Philip T. Masterson
                                     -----------------------
                                     Philip T. Masterson, President


Date: November 21, 2008





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*            /s/ Philip T. Masterson
                                     -----------------------
                                     Philip T. Masterson, President


Date: November 21, 2008



By (Signature and Title)*            /s/ Michael Lawson
                                     ------------------
                                     Michael Lawson, Treasurer, Controller & CFO

Date: November 21, 2008

* Print the name and title of each signing officer under his or her signature.